                                                             Institutional Money
                                                                    Market Funds
                                                                   Annual Report
                                                For the year ended June 30, 1998



                                                 Treasury Only Money Market Fund


                                                    Government Money Market Fund






                                                                   THE ONE GROUP
                                                          ----------------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

            - are not deposits or obligations of, or guaranteed by,
              BANC ONE CORPORATION or any of its affiliates,          [FDIC LOGO
                                                                      WITH SLASH
            - are not insured by the FDIC, and                        THOUGH IT]

            - are subject to investment risks, including possible
              loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

Portfolio Performance Review...................................................2
Schedules of Portfolio Investments.............................................4
Statements of Assets and Liabilities...........................................7
Statements of Operations.......................................................8
Statements of Changes in Net Assets............................................9
Notes to Financial Statements.................................................10
Financial Highlights..........................................................13
Report of Independent Accountants.............................................15

                 The One Group Treasury Only Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The seven-day yield on The One Group Treasury Only Money Market Fund was 5.04% on June 30, 1998, down slightly from 5.12% on June 30, 1997.

WHAT CONTRIBUTED TO THE FUND'S FAIRLY STABLE YIELD?
The Fund's yield reflects the relative stability in interest rates brought on by the Federal Reserve's unchanged monetary policy. Rate movements during the year were fairly moderate. They reflected changing views on economic strength and whether that strength would lead to inflationary pressures requiring Federal Reserve action.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The portfolio continued to benefit from a "barbell" maturity structure, a common technique that involves investing in securities at the long and short ends of a particular maturity range instead of those with intermediate maturities.

This strategy led to an average maturity of 49 days on June 30, 1998, enabling the Fund to maintain its "AAA" average quality rating--the best possible--from Standard & Poor's and Moody's Investors Service. This rating indicates that the Fund's securities are of the highest quality and offer the lowest risk. In order to receive this rating, a fund must have an average maturity no greater than 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic activity and its influences on Federal Reserve policies may have a direct effect on the Fund over the next year. Over the near term, strong domestic demand is likely to be offset by the Asian crisis. This will require the Federal Reserve to be diligent in directing monetary policy. This outlook warrants continued caution so the Fund can be positioned to benefit from any action the Federal Reserve may take.

/s/ Andrew T. Linton
Andrew T. Linton
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                        AVERAGE ANNUAL
                         TOTAL RETURN
  7 DAY YIELD  1 YEAR  5 YEARS  SINCE INCEPTION
     5.04%     5.30%    4.87%        4.80%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                   The One Group Government Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The seven-day yield on The One Group Government Money Market Fund was 5.56% on June 30, 1998, up slightly from 5.30% on June 30, 1997.

WHAT CONTRIBUTED TO THE FUND'S FAIRLY STABLE YIELD?
The Fund's yield reflects the relative rate stability caused by the Federal Reserve's unchanged monetary policy. Rate movements throughout the year were fairly moderate. They reflected changing views on economic strength and whether that strength would lead to inflationary pressures requiring Federal Reserve action.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund was invested primarily in agency securities because they offered a yield advantage of 10 to 15 basis points over Treasuries and repurchase agreements (one basis point equals 1/100th of a percent). The Fund also held between 15% and 20% of its assets in floating-rate securities, which offered yields that changed on a weekly basis. This position helped the Fund quickly take advantage of rising interest rates.

The portfolio continued to benefit from a "barbell" maturity structure, a common strategy that involves favoring securities at the long and short ends of a particular maturity range over those with intermediate maturities. At the "long" end, we purchased securities with maturities of six months to one year, and at the "short" end, we held overnight repurchase agreements. The longer securities allowed the Fund to benefit from the steepness of the yield curve (which occurs when securities with longer maturities offer relatively higher yields), while the overnight securities helped the Fund maintain a high degree of liquidity.

The Fund's barbell structure contributed to an average maturity of 37 days on June 30, 1998, compared to 72 days on June 30, 1997.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic activity and its influences on Federal Reserve policies may have a direct effect on the Fund over the next year. Over the near term, strong domestic demand is likely to be offset by the Asian crisis. This will require the Federal Reserve to be diligent in directing monetary policy. This outlook warrants continued caution so the Fund can be positioned to benefit from any action the Federal Reserve may take.

/s/ Andrew T. Linton
Andrew T. Linton
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                        AVERAGE ANNUAL
                         TOTAL RETURN
  7 DAY YIELD  1 YEAR  5 YEARS  SINCE INCEPTION
     5.56%     5.64%    5.09%        5.08%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (99.3%):
U.S. Treasury Bills (51.7%):
$ 41,934    7/2/98 (b).........................   $ 41,928
   2,117    7/16/98............................      2,113
  69,586    7/23/98 (b)........................     69,382
   6,545    8/6/98.............................      6,513
 141,005    8/20/98............................    140,053
  63,760    9/10/98............................     63,139
  32,232    9/17/98 (b)........................     31,879
   6,860    10/1/98............................      6,772
   1,835    10/15/98...........................      1,808
   8,940    11/12/98...........................      8,765
                                                  --------
                                                   372,352
                                                  --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (47.6%):
$115,000    6.25%, 7/31/98 (b).................   $115,102
  52,000    5.25%, 7/31/98.....................     52,010
  30,000    9.25%, 8/15/98.....................     30,144
  40,088    5.88%, 8/15/98.....................     40,113
  27,630    6.13%, 8/31/98 (b).................     27,657
  51,102    6.00%, 9/30/98.....................     51,177
  15,994    5.88%, 3/31/99.....................     16,039
  10,000    7.00%, 4/15/99.....................     10,108
                                                  --------
                                                   342,350
                                                  --------
  Total U.S. Treasury Obligations                  714,702
                                                  --------
  Total (Amortized Cost $714,702) (a)             $714,702
                                                  ========

------------

Percentages indicated are based on net assets of $719,570.

(a) Represents cost for financial reporting purposes and differs from cost for federal income tax by $1.

(b) A portion of this security was loaned as of June 30, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (22.2%):
Federal Farm Credit Bank (1.9%):
$ 25,000    5.60%, 10/1/98......................  $   24,987
  25,000    5.53%, 10/1/98......................      24,999
  20,000    5.50%, 4/1/99.......................      19,976
                                                  ----------
                                                      69,962
                                                  ----------
Federal Home Loan Bank (7.3%):
  25,000    5.80%, 9/18/98......................      25,004
   7,550    5.69%, 10/2/98......................       7,551
  20,000    5.68%, 10/16/98.....................      19,996
  10,000    5.60%, 10/23/98*....................       9,999
  25,000    5.84%, 12/17/98.....................      24,994
  40,000    5.55%, 3/23/99......................      39,992
  25,000    5.56%, 3/25/99......................      24,984
  54,000    5.50%, 3/26/99......................      53,956
  45,000    5.63%, 4/9/99.......................      44,979
  20,000    5.63%, 5/5/99.......................      19,989
                                                  ----------
                                                     271,444
                                                  ----------
Federal National Mortgage Assoc. (9.0%):
  25,000    5.72%, 8/28/98......................      25,004
  20,000    5.71%, 9/9/98.......................      19,995
  10,000    5.65%, 11/4/98*.....................       9,999
  40,000    5.37%, 12/30/98.....................      38,914
  10,000    5.38%, 2/9/99.......................       9,988
  20,000    5.41%, 2/23/99......................      19,985
  25,000    5.37%, 2/26/99......................      24,963
  40,000    5.53%, 3/16/99*.....................      39,986
  14,000    5.45%, 4/15/99......................      13,976
  50,000    5.34%, 4/23/99......................      47,805
  50,000    5.63%, 5/5/99.......................      49,952
   4,000    5.26%, 6/2/99*......................       4,000
  20,000    5.26%, 7/26/99*.....................      20,000
  10,000    5.26%, 9/22/99*.....................      10,000
                                                  ----------
                                                     334,567
                                                  ----------
Student Loan Marketing Assoc. (4.0%):
 104,000    5.32%, 9/28/98*.....................     103,942
  25,000    5.32%, 11/10/98*....................      25,000
  10,000    5.34%, 1/13/99*.....................      10,000
  10,000    5.35%, 8/2/99*......................       9,998
                                                  ----------
                                                     148,940
                                                  ----------
  Total U.S. Government Agency Securities            824,913
                                                  ----------
U.S. TREASURY OBLIGATIONS (1.4%):
U.S. Treasury Notes (1.4%):
  25,000    5.25%, 7/31/98 (b)..................      24,993
  25,000    8.88%, 2/15/99......................      25,502
                                                  ----------
  Total U.S. Treasury Obligations                     50,495
                                                  ----------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
REPURCHASE AGREEMENTS (77.3%):
$ 150,000   Barclays De Zoette Wedd, 6.00%,
              7/1/98 (Collateralized by $150,249
              various U.S. Government
              Securities, 5.52% - 7.85%,
              6/10/99 - 2/15/08, market value
              $153,001).........................  $  150,000
 150,000    Donaldson, Lufkin & Jenrette, 5.85%,
              7/1/98 (Collateralized by $150,892
              various U.S. Government
              Securities, 0.00% - 9.05%,
              7/7/98 - 4/23/08, market value
              $153,001).........................     150,000
 900,000    Goldman Sachs, 6.25%, 7/1/98
              (Collateralized by $1,905,451
              various U.S. Government
              Securities, 5.10% - 8.58%,
              1/1/08 - 2/1/38, market value
              $918,000).........................     900,000
 150,000    HSBC Securities, 5.90%, 7/1/98
              (Collateralized by $154,534
              various U.S. Government
              Securities, 0.00% - 6.53%,
              7/1/98 - 4/15/08, market value
              $153,004).........................     150,000
  25,000    HSBC Securities, 5.80%, 7/1/98
              (Collateralized by $25,075 various
              U.S. Government Securities,
              0.00% - 10.35%, 7/6/98 - 12/10/15,
              market value $25,504).............      25,000
 600,000    J.P. Morgan Securities, 6.10%,
              7/1/98 (Collateralized by
              $1,697,988 various U.S. Government
              Securities, 8.50% - 9.00%,
              3/15/09 - 2/15/28, market value
              $618,000).........................     600,000
 300,000    J.P. Morgan Securities, 6.00%,
              7/1/98 (Collateralized by $302,773
              various U.S. Government
              Securities, 0.00% - 9.55%,
              7/6/98 - 4/17/28, market value
              $306,000).........................     300,000
 150,000    Lehman Brothers Holdings, Inc.,
              5.90%, 7/1/98 (Collateralized by
              $159,325 various U.S. Government
              Securities, 0.00% - 7.32%,
              9/25/98 - 12/27/14, market value
              $152,985).........................     150,000
 175,000    Prudential Securities, 6.10%, 7/1/98
              (Collateralized by $190,099
              various U.S. Government
              Securities, 0.00% - 8.90%,
              7/1/98 - 6/15/44, market value
              $178,501).........................     175,000
 150,000    Societe Generale, 6.15%, 7/1/98
              (Collateralized by $263,084
              various U.S. Government
              Securities, 8.50% - 9.00%,
              11/15/17 - 10/15/26, market value
              $157,220).........................     150,000

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$ 25,000    Societe Generale, 5.75%, 7/1/98
              (Collateralized by $62,000 various
              U.S. Government Securities,
              7.46% - 7.76%, 7/1/25 - 2/1/27,
              market value $26,732).............  $   25,000
  94,646    Westdeutsche Landesbank, 5.75%,
              7/1/98 (Collateralized by $97,553
              various U.S. Government
              Securities, 6.50%, 6/1/28, market
              value $97,575)....................      94,646
                                                  ----------
  Total Repurchase Agreements                      2,869,646
                                                  ----------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (0.7%):
$ 26,066    Paine Webber, Repurchase Agreement,
              6.15%, 7/1/98 (Collateralized by
              $26,162 various U.S. Government
              Securities, 0.00% - 9.35%,
              9/25/98 - 9/18/27, market value
              $26,608)..........................  $   26,066
                                                  ----------
  Total Short-Term Securities Held as Collateral      26,066
                                                  ----------
  Total (Amortized Cost $3,771,120) (a)           $3,771,120
                                                  ==========

------------

Percentages indicated are based on net assets of $3,712,252.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) A portion of this security was loaned as of June 30, 1998.

 * Securities having interest rates that reset weekly based on the U.S. Treasury Bill auctions. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1998
(Amounts in Thousands, except per share amounts)

                                                              TREASURY ONLY    GOVERNMENT
                                                              MONEY MARKET    MONEY MARKET
                                                                  FUND            FUND
                                                              -------------   -------------
ASSETS:
Investments, at amortized cost..............................    $714,702       $  875,408
Repurchase agreements, at cost..............................          --        2,895,712
                                                                --------       ----------
     Total..................................................     714,702        3,771,120
Cash........................................................           1               --
Interest receivable.........................................       7,812            9,642
Prepaid expenses and other assets...........................           9                7
                                                                --------       ----------
TOTAL ASSETS................................................     722,524        3,780,769
                                                                --------       ----------
LIABILITIES:
Dividends payable...........................................       2,833           16,861
Payable to brokers for investments purchased................          --           25,000
Payable for return of collateral received for securities on
  loan......................................................          --           26,066
Accrued expenses and other payables:
     Investment advisory fees...............................          45              246
     Administration fees....................................          28              154
     Other..................................................          48              190
                                                                --------       ----------
TOTAL LIABILITIES...........................................       2,954           68,517
                                                                --------       ----------
NET ASSETS:
Capital.....................................................     719,663        3,712,374
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................         (93)            (122)
                                                                --------       ----------
NET ASSETS..................................................    $719,570       $3,712,252
                                                                ========       ==========
Outstanding shares of beneficial interest...................     719,663        3,712,374
                                                                ========       ==========
Net Asset Value:
  Offering and redemption price per share...................       $1.00            $1.00
                                                                ========       ==========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1998
(Amounts in Thousands)

                                                              TREASURY ONLY    GOVERNMENT
                                                              MONEY MARKET    MONEY MARKET
                                                                  FUND            FUND
                                                              -------------   -------------
INVESTMENT INCOME:
Interest income.............................................     $34,333        $122,173
Income from securities lending..............................         212              14
                                                                 -------        --------
TOTAL INCOME................................................      34,545         122,187
                                                                 -------        --------
EXPENSES:
Investment advisory fees....................................         519           1,735
Administration fees.........................................         324           1,085
Custodian and accounting fees...............................          31             105
Legal and audit fees........................................          18              67
Organization costs..........................................           4              20
Trustees' fees and expenses.................................           8              28
Transfer agent fees.........................................          10              11
Registration and filing fees................................          36             186
Printing costs..............................................          11              37
Other.......................................................          28              23
                                                                 -------        --------
TOTAL EXPENSES..............................................         989           3,297
                                                                 -------        --------
Net Investment Income.......................................      33,556         118,890
                                                                 -------        --------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment transactions....          (1)             62
                                                                 -------        --------
Change in net assets resulting from operations..............     $33,555        $118,952
                                                                 =======        ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                       TREASURY ONLY MONEY          GOVERNMENT MONEY
                                                           MARKET FUND                 MARKET FUND
                                                    -------------------------   -------------------------
                                                       YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED
                                                     JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                       1998          1997          1998          1997
                                                    -----------   -----------   -----------   -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income........................  $    33,556   $    24,629   $   118,890   $    56,288
     Net realized gains (losses) from investment
       transactions...............................           (1)          (16)           62          (119)
                                                    -----------   -----------   -----------   -----------
Change in net assets resulting from operations....       33,555        24,613       118,952        56,169
                                                    -----------   -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income...................      (33,556)      (24,629)     (118,890)      (56,288)
                                                    -----------   -----------   -----------   -----------
Change in net assets from shareholder
  distributions...................................      (33,556)      (24,629)     (118,890)      (56,288)
                                                    -----------   -----------   -----------   -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued..................    2,224,094     1,603,666    10,068,682     4,075,935
     Dividends reinvested.........................        2,709         3,409        16,460        11,375
     Cost of shares redeemed......................   (1,988,092)   (1,542,160)   (7,456,390)   (3,859,366)
                                                    -----------   -----------   -----------   -----------
Change in net assets from share transactions......      238,711        64,915     2,628,752       227,944
                                                    -----------   -----------   -----------   -----------
Change in net assets..............................      238,710        64,899     2,628,814       227,825
NET ASSETS:
     Beginning of period..........................      480,860       415,961     1,083,438       855,613
                                                    -----------   -----------   -----------   -----------
     End of period................................  $   719,570   $   480,860   $ 3,712,252   $ 1,083,438
                                                    ===========   ===========   ===========   ===========
SHARE TRANSACTIONS:
     Issued.......................................    2,224,095     1,603,664    10,068,682     4,075,935
     Reinvested...................................        2,710         3,409        16,459        11,375
     Redeemed.....................................   (1,988,092)   (1,542,160)   (7,456,390)   (3,859,366)
                                                    -----------   -----------   -----------   -----------
Change in shares..................................      238,713        64,913     2,628,751       227,944
                                                    ===========   ===========   ===========   ===========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Treasury Only Money Market Fund and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only. The Funds are diversified mutual funds and are not offered in multiple classes.

   The Funds' investment objectives are as follows:

      FUND                                  OBJECTIVE
      ----                                  ---------
      Treasury Only Money Market Fund       High current income with liquidity and stability of
                                            principal.

      Government Money Market Fund          High current income with liquidity and stability of
                                            principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

        SECURITY VALUATION

        Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

        REPURCHASE AGREEMENTS

        The Government Money Market Fund may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

        SECURITY TRANSACTIONS AND RELATED INCOME

        Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

        SECURITIES LENDING

        To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1998, the following Funds had securities with the following amortized cost on loan (amounts in thousands):

                                                      AMORTIZED COST   AMORTIZED COST   AMORTIZED COST
                                                         OF CASH        OF NON-CASH       OF LOANED
                                                        COLLATERAL       COLLATERAL       SECURITIES
                                                      --------------   --------------   --------------
            Treasury Only Money Market Fund.........          --          $144,935         $137,437
            Government Money Market Fund............     $26,066                --         $ 25,551

       The loaned securities were fully collateralized by cash and U.S. Government securities as of June 30, 1998.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly. Net investment income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary, Class A, Class B, Class C and Service Class. Currently, the Trust consists of thirty-three active Funds, and not all Funds offer all classes of shares. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive a fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of each Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of each Fund's average daily net assets. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The One Group Services Company (the "Distributor") and the Trust are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. No compensation is paid to the Distributor for distribution services for the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

5. FEDERAL TAX INFORMATION (UNAUDITED):

   At June 30, 1998 the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

FUND                                                        AMOUNT   EXPIRES
----                                                        ------   -------
Treasury Only Money Market Fund...........................   $ 17     2004
Treasury Only Money Market Fund...........................     67     2005
Treasury Only Money Market Fund...........................      9     2006
Government Money Market Fund..............................      4     2004
Government Money Market Fund..............................    119     2005

6. SUBSEQUENT EVENTS

   On May 21, 1998, the Board of Trustees approved an agreement and plan of reorganization and liquidation ("the Plan") with the Marquis Family of Funds (the "Marquis Funds"). Under the Plan, the assets and liabilities of each Marquis fund were transferred to a comparable One Group fund. Shares of the comparable One Group fund were distributed to the Marquis shareholders in a complete liquidation of each Marquis fund. A special Shareholder Meeting to approve the plan was held on July 30, 1998. In a tax-free exchange on August 10, 1998, $69,923,110 of the Marquis Institutional Money Market Fund were exchanged for 69,923,110 shares of the One Group Treasury Only Money Market Fund.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         TREASURY ONLY MONEY MARKET FUND
                                             --------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                                             --------------------------------------------------------
                                               1998        1997        1996        1995        1994
                                             --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                             --------    --------    --------    --------    --------
Investment Activities:
  Net investment income..................       0.052       0.051       0.052       0.051       0.032
                                             --------    --------    --------    --------    --------
Distributions:
  Net investment income..................      (0.052)     (0.051)     (0.052)     (0.051)     (0.032)
                                             --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD..........................    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                             ========    ========    ========    ========    ========
Total Return.............................        5.30%       5.24%       5.38%       5.22%       3.23%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......    $719,570    $480,860    $415,961    $288,697    $217,725
  Ratio of expenses to average net
     assets..............................        0.15%       0.15%       0.17%       0.20%       0.15%
  Ratio of net investment income to
     average net assets..................        5.18%       5.12%       5.23%       5.14%       3.23%
  Ratio of expenses to average net
     assets*.............................        0.15%       0.15%       0.17%       0.21%       0.22%
  Ratio of net investment income to
     average net assets*.................        5.18%       5.12%       5.23%       5.13%       3.16%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          GOVERNMENT MONEY MARKET FUND
                                          ------------------------------------------------------------
                                                              YEAR ENDED JUNE 30,
                                          ------------------------------------------------------------
                                             1998          1997         1996        1995        1994
                                          ----------    ----------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $    1.000    $    1.000    $  1.000    $  1.000    $  1.000
                                          ----------    ----------    --------    --------    --------
Investment Activities:
  Net investment income.................       0.055         0.053       0.055       0.053       0.033
                                          ----------    ----------    --------    --------    --------
Distributions:
  Net investment income.................      (0.055)       (0.053)     (0.055)     (0.053)     (0.033)
                                          ----------    ----------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD.........................  $    1.000    $    1.000    $  1.000    $  1.000    $  1.000
                                          ==========    ==========    ========    ========    ========
Total Return............................        5.64%         5.43%       5.61%       5.41%       3.40%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $3,712,252    $1,083,438    $855,613    $720,699    $692,253
  Ratio of expenses to average net
     assets.............................        0.15%         0.14%       0.18%       0.21%       0.11%
  Ratio of net investment income to
     average net assets.................        5.48%         5.31%       5.46%       5.28%       3.41%
  Ratio of expenses to average net
     assets*............................        0.15%         0.14%       0.18%       0.22%       0.20%
  Ratio of net investment income to
     average net assets*................        5.48%         5.31%       5.46%       5.27%       3.32%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Treasury Only Money Market Fund and the Government Money Market Fund (two series of The One Group Family of Mutual Funds), at June 30, 1998, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The One Group Family of Mutual Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
August 18, 1998

Important Customer Information.
Please Read:

Shares of The One Group:

- are not deposits or obligations
  of, or guaranteed by BANC One
  CORPORATION or its affiliates

- are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state

- are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com

For more complete information on
any of The One Group Funds, includ-
ing management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.





BANC ONE
INVESTMENT
ADVISORS
CORPORATION
[BANC ONE LOGO]